Share capital - Narrative (Details) SFr / shares in Units, $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 15, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr) SFr / shares shares	Nov. 01, 2022 SFr / shares	Jun. 30, 2022 shares	Apr. 01, 2021 SFr / shares	Dec. 31, 2020 SFr / shares	Sep. 30, 2020 $ / shares	Sep. 28, 2020 $ / shares	May 19, 2020 $ / shares	May 19, 2020 SFr / shares	Apr. 16, 2020 SFr / shares	Apr. 15, 2020 $ / shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)			30,753,351
Par value per share (CHF per share) | (per share)			SFr 0.08	SFr 0.08		SFr 0.008	SFr 0.08	$ 0.08	$ 34.00	$ 19.00	SFr 0.008	SFr 0.008	$ 18.75
Number of shares reserved for exercise of options, other rights to receive shares or conversion rights granted to employees (in shares)			11,700,000		782,700
Shares reserved for exercise of options, other rights to receive shares or conversion rights granted to employees | SFr			SFr 936,000
Shares reserved for exercise of options, other rights to receive shares or conversion rights granted to employees, par value (CHF per share) | SFr / shares			SFr 0.08
Sale of stock, price per share (in USD per share) | $ / shares										$ 19.00
Issue Of Equity Through Exchange Agreement | $		$ 19,834
Warrants, Tranche Two
Disclosure of classes of share capital [line items]
Convertible Notes, Shares Converted	2,390,297
Share premium
Disclosure of classes of share capital [line items]
Issue Of Equity Through Exchange Agreement | $		$ 19,640
Purchasers
Disclosure of classes of share capital [line items]
Proceeds from public offering of common shares, net of transaction costs | $	$ 6,100
Sale of stock, price per share (in USD per share) | $ / shares	$ 8.52
Number of shares issued (in shares)	733,568
Share Subscription Agreement
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			3,123,865
Authorised Share Capital
Disclosure of classes of share capital [line items]
Authorised share capital | SFr			SFr 2,460,268
Conditional Share Capital
Disclosure of classes of share capital [line items]
Authorised share capital | SFr			SFr 1,432,776
Number of shares authorized (in shares)			17,909,703
Par value per share (CHF per share) | SFr / shares			SFr 0.08